Significant Accounting Policies - Schedule of Relevant Exchange Rates (Details)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
Period Ended RMB: USD exchange rate [Member]
Schedule of Relevant Exchange Rates [Line Items]
Currency exchange rate	6.898	7.119	7.2567
Period Average RMB: USD exchange rate [Member]
Schedule of Relevant Exchange Rates [Line Items]
Currency exchange rate	7.0061	7.2125	7.2308